DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated operations) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Expenses
Net loss from discontinued operations after income tax expense	$ (22,965)	$ (81,817)	$ (1,088,329)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0	0	357,540
Cost of sales	0	0	357,540
Gross loss	0	0	0
Expenses
Selling, general and administrative expenses	19,997	116,728	608,112
Impairment loss		0	245,682
Provision for expected credit losses		0	218,425
Loss on lease termination	0	13,419	0
Other expenses	2,968	18,526	6,861
Net loss from discontinued operations before income tax expense	(22,965)	(148,673)	(1,079,080)
Income tax recovery	0	66,856	(9,249)
Net loss from discontinued operations after income tax expense	$ (22,965)	$ (81,817)	$ (1,088,329)